[AMERICAN GENERAL LIFE COMPANIES LOGO]

Lauren W. Jones
Chief Counsel, Business Lines
Direct Line (713) 831-8470
FAX (713) 620-3878
E-mail: Laurie.Jones@aglife.com

                                                                            January 5, 2011

BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

Re:

The United States Life Insurance Company in the City of New York ("USL") and
The United States Life Insurance Company in the City of New York
   Separate Account USL A ("Registrant")
Product:  Ovation Advisor Variable Annuity Contracts
File No. 333-171502 and No. 811-04865
CIK No. 0000803401

Dear Ladies and Gentlemen:

            As Chief Counsel of American General Life Companies, LLC and counsel to USL, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its recent Initial Form N-4 Registration Statement ("Registration Statement"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

            Registrant hereby certifies that:

(1)

The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Registration Statement would not have been different from that contained in the Registration Statement, and

(2)	The Registration Statement, an Initial N-4 filing under the 1933 Act and designated as Amendment No. 4 under the Investment Company Act of 1940, was filed electronically on December 30, 2010.

            Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-8470.

                                                                          Very truly yours,

                                                                           LAUREN W. JONES

                                                       American General Life Companies, LLC
                                                        2929 Allen Parkway, AT-30 . Houston, TX 77019